EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement - yr	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise		7.5
Expected volatility, share options granted		30.70%
Liquidity Discount		25.00%
Expected dividend as percentage, share options granted		0.80%
Risk free interest rate, share options granted		3.90%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted		30.70%
Liquidity Discount		25.00%
Expected dividend as percentage, share options granted		0.80%
Risk free interest rate, share options granted		3.90%